CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning period	S/ 8,421,529	S/ 6,192,699	S/ 6,316,488
Received	4,842,529	2,284,200	284,944
Paid	(3,240,614)	(175,521)	(405,860)
Exchange difference	(999,690)	52,495	(159,195)
Others	426,224	67,656	156,322
Ending period	9,449,978	8,421,529	6,192,699
Subordinated bonds
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning period	8,016,712	5,680,120	5,738,414
Received	4,842,529	2,284,200	284,944
Paid	(3,050,546)	0	(222,900)
Exchange difference	(967,963)	48,509	(150,568)
Others	(3,013)	3,883	30,230
Ending period	8,837,719	8,016,712	5,680,120
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning period	404,817	512,579	578,074
Received	0	0	0
Paid	(190,068)	(175,521)	(182,960)
Exchange difference	(31,727)	3,986	(8,627)
Others	429,237	63,773	126,092
Ending period	S/ 612,259	S/ 404,817	S/ 512,579